S000008484 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	312 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%	8.09%
Performance Inception Date				Dec. 29, 1999
The Fairholme Fund
Prospectus [Line Items]
Average Annual Return, Percent	29.49%	5.91%	8.91%	9.71%
Performance Inception Date				Dec. 29, 1999
The Fairholme Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	29.32%	5.83%	8.47%	8.73%
Performance Inception Date				Dec. 29, 1999
The Fairholme Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.59%	4.62%	7.09%	8.15%
Performance Inception Date				Dec. 29, 1999